Intangible Assets - Schedule of Intangible Assets (Detail) - Micromidas, Inc. - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Patents	$ 432	$ 430
Less accumulated amortization	(217)	(172)
Intangible assets, net	$ 215	$ 258